Benefits and Interests of Directors and Supervisors - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Director [Member]
Disclosure of benefits and interests of directors [line items]
Benefits Paid	¥ 0	¥ 0